Inventory (Tables)	12 Months Ended
May 31, 2019
Inventory
Summary of inventories

	Capitalized	Fair value	May 31,	May 31,
	cost	adjustment	2019	2018
Harvested cannabis	$10,039	$13,214	$23,253	$12,331
Harvested cannabis trim	2,830	2,959	5,789	2,277
Cannabis oil	11,300	8,301	19,601	6,578
Softgel capsules	422	342	764	—
Distribution inventory	32,944	—	32,944	—
Other inventory items	9,178	—	9,178	964
	$66,713	$24,816	$91,529	$22,150